Share capital	12 Months Ended
Dec. 31, 2024
Share capital
Share capital

D2. Share capital

The Company’s share capital is made up of the shares that have been issued to its members, whether on, or subsequent to, its incorporation. At the year end, the Company’s issued share capital consisted of ordinary shares of 1p each, with one voting right per share, as detailed below.

The Company does not have a limited amount of authorised capital and does not hold any shares in treasury.

During the year, 2,000,000 new shares were issued in relation to employee share schemes.

	2024	2023
	£m	£m
Issued and fully paid
At 31 December 2024 – 2,524,539,885 shares (2023: 2,522,539,885)	25	25